CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Nov. 21, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME [Abstract]
Foreign currency translation adjustments, tax portion
Share-based compensation	$ 28,617	¥ 185,372	¥ 134,632	¥ 117,096
Cost of revenues [Member]
Share-based compensation	3,699	23,963	18,037	9,860
Research and development expenses [Member]
Share-based compensation	10,953	70,951	54,141	39,587
Sales and marketing expenses [Member]
Share-based compensation	507	3,283	2,807	1,318
General and administrative expenses [Member]
Share-based compensation	$ 13,458	¥ 87,175	¥ 59,647	¥ 66,331
Class A common shares [Member]
Number of common shares represented by each ADS	20	20			20